Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Line Items]
Rental and other deposits		1,461	742
Prepayments for rental and others		10,603	8,062
Employee advances		2,781	3,069
Payments made on behalf of customers		226,485	153,271
Prepaid insurance premium		975	1,040
Interest income receivable		36,231	25,192
Prepaid business tax			7,451
Others		1,706	1,009
Total	$ 44,982	280,242	199,836